GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Tables)	12 Months Ended
Dec. 31, 2014
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA [Abstract]
Schedule of Revenues by Geographic Area and Major Customer
	Year ended December 31,
	2012	2013	2014

License and SaaS

Far East	$1,534	$2,362	$2,794
Europe	9,146	4,934	6,985
North and South America	2,442	4,407	6,995
Africa and Middle East	2,181	825	510

	15,303	12,528	17,284
Service revenues

Far East	3,482	3,220	3,487
Europe	10,790	11,632	12,250
North and South America	1,595	1,131	2,531
Africa and Middle East	160	546	303

	16,027	16,529	18,571

Total revenues	$31,330	$29,057	$35,855

Schedule of Long-Lived Assets within Geographic Areas
	Year ended December 31,
	2012	2013	2014

Israel	$203	$135	$127
USA	-	-	974
Other	174	125	79

Total Long-lived assets:	$377	$260	$1,180